Summary of Significant Accounting Policies (Details) - Colony Bankcorp, Inc. 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Contribution income - allowance for credit losses	$ 0
Notes receivable from participants - allowance for credit losses	$ 0	$ 0